Shareholders’ Deficit (Details) - Schedule of shares of Class A common stock for issuance (Parentheticals)	Dec. 31, 2021 shares
Schedule Of Shares Of Class ACommon Stock For Issuance Abstract
Common shares to former Onyx shareholders	750,000